Consolidated statement of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit before tax	€ 189,553	€ 187,641	€ 165,673
Adjustments:
depreciation and impairment of property, plant and equipment	62,592	50,382	42,676
amortization of intangible assets and right of use assets	15,888	14,441	13,706
allowance for doubtful accounts	661	(788)	(1,291)
net interest expense/(income)	3,733	9,874	(1,239)
share of profit or loss of associated companies			(547)
(gain) from the disposal of non-current assets	(477)	(126)	(579)
Change in other provisions	1,585	(5,984)	4,116
Change in employee benefits	121	(3,000)	(11,246)
Other non-cash expenses, net	13,030	(2,886)	(3,382)
Working capital changes net of the effects from purchase of controlled entity:
- inventories and contract assets	(113,590)	(107,367)	(31,204)
- trade receivables and other assets	(93,864)	(46,424)	(54,765)
- trade payables, contract liabilities, advances and other liabilities	104,973	36,052	44,337
Interest paid	(3,152)	(3,466)	(4,388)
Interest received	922	752	624
Income tax paid	(76,765)	(25,789)	(29,155)
Net Cash Flows from operating activities	105,210	103,312	133,336
Cash Flow from investing activities
Purchase of property, plant and equipment	(433,233)	(235,029)	(107,691)
Proceeds from sale of property plant and equipment	577	146	1,169
Purchase of intangible assets	(8,696)	(8,098)	(5,489)
Proceeds from sale of associated companies			14,812
(Increase)/ decrease of financial assets	(4,190)	31	773
Proceeds from life insurance policies redemption	27,908
Business combination - net of cash acquired	(3,589)
Net Cash Flows used in investing activities	(421,223)	(242,950)	(96,426)
Cash Flow from financing activities
Net proceeds from IPO			380,090
Acquisition of non-controlling interests	(250)
Payment of financial payables for shares acquisition			(8,221)
Dividends paid	(14,294)	(13,500)	(11,200)
Payment of principal portion of lease liabilities	(5,939)	(6,595)	(6,498)
Proceeds from borrowings	247,512	13,207	8,050
Repayments of borrowings	(68,999)	(37,648)	(121,729)
Decrease in other current financial activities			14,355
Net Cash Flows from/(used in) financing activities	158,030	(44,536)	254,847
Net change in cash and cash equivalents	(157,983)	(184,174)	291,757
Net foreign exchange differences on cash and cash equivalents	(1,155)	1,875	3,683
Cash and cash equivalents at Beginning Balance	228,740	411,039	115,599
Cash and cash equivalents at Ending Balance	€ 69,602	€ 228,740	€ 411,039